Note 20 - Business Segments (Details) - Segment Assets In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2014 ATM Operation Business [Member] USD ($)	Mar. 31, 2014 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)
Segment assets:
Segment assets	$ 1,008,609	¥ 103,866,575	¥ 82,111,266	$ 979,417	¥ 100,860,325	¥ 79,958,814	$ 29,192	¥ 3,006,250	¥ 2,152,452